Derivative Liability Disclosure: Schedule of Derivative Liabilities at Fair Value (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value

Fair Value of Liability for Derivative Instruments

Balance at December 31, 2020	$201,430
Initial valuation of derivative liabilities included in debt discount	515,000
Initial valuation of derivative liabilities related to issuance of Series B and C Preferred Stock	932,378
Initial valuation of derivative liabilities included in derivative expense	354,904
Reclassification of derivative liabilities to gain from extinguishment of debt	(631,052)
Change in fair value of derivative liabilities	(394,428)
Balance at December 31, 2021	978,232
Initial valuation of derivative liabilities included in debt discount	201,250
Initial valuation of derivative liabilities included in derivative expense	37,706
Reclassification of derivative liabilities to gain from extinguishment of debt	(405,700)
Reclassification of derivative liabilities to additional paid in capital upon conversion	(67,284)
Change in fair value of derivative liabilities	(627,696)
Balance at December 31, 2022	$116,508